Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 18. Related Party Transactions

(a)	Subsidiaries and associates

Interests in subsidiaries and associates are set out in note 10(a) and 10(b), respectively.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	2025 A$	2024 A$	2023 A$
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	N/A	102,293	99,667
Other (ii)	17,571	17,325	17,065

(i)	Purchases from entities controlled by key management personnel

During the year ended 30 June 2025, Immuron Limited engaged in transactions with Grandlodge Capital Pty Ltd for provision of warehousing, distribution and invoicing services for Immuron’s products, and Wattle Laboratories Pty Ltd for provision of rental office suites, both of which were previously related parties due to the directorship of Mr. Stephen Anastasiou. Mr. Anastasiou resigned as a director effective 3 May 2024, and from that date, these entities ceased to be related parties. Accordingly, transactions with these entities are disclosed as related party transactions up to the date of cessation of the related party relationship.

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2025 A$	2024 A$	2023 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	N/A	47,293	44,667
Services rendered by Grandlodge Capital Pty Ltd	N/A	55,000	55,000
	N/A	102,293	99,667

ii)	Other

During the fiscal year 2025, the group engaged a related party to Chief Scientific Officer as a casual staff for monitoring of owned and external online channels for product related questions and pharmacovigilance, which amounted to $17,571 (2024: $17,325) including superannuation.

(c)	Outstanding balances arising from sales/purchases of goods and services

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2025 A$	2024 A$	2023 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	N/A	55,000	55,000